Warrant Liabilities - Schedule of Movement of Fair Value of Warrant Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement of Fair Value of Warrant Liabilities [Abstract]
At beginning of the year	$ 2,625,440	$ 33,305
Additional	2,470,114	2,758,696
Exercised		(228,271)
Fair value change	(877,364)	95,015
Written off		(33,305)
At end of the year	$ 4,218,190	$ 2,625,440